INCOME TAXES - Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of Income Tax Expense (Benefit)
Total income tax expense	$ 16,996	$ 16,858	$ 5,669
Current tax expense (credit)	$ 9,825	$ 9,486	$ 5,392
Foreign Tax Authority | Marshall Islands
Components of Income Tax Expense (Benefit)
Statutory income tax rate	0.00%	0.00%	0.00%
Effect of change on uncertain tax positions relating to prior year	$ 685	$ 133	$ (1,894)
Effect of recognition of deferred tax asset	0	0	(4,945)
Effect of taxable income in various countries	16,311	16,725	12,508
Total income tax expense	$ 16,996	16,858	5,669
Foreign Tax Authority | Kuwait
Components of Income Tax Expense (Benefit)
Statutory income tax rate	15.00%
Current tax expense (credit)	$ 2,144	$ 2,146	$ 2,133